Statements of Changes in Shareholders´ Equity - BRL (R$) R$ in Millions	Share capital	Capital reserve	Legal reserve	Profit retention	Retained earnings	Accumulated other comprehensive income	Total	Non- controlling interest	Tax incentive reserve	Profit reserve	Expansion reserve	Total
Balance beginning at Dec. 31, 2019		R$ 18	R$ 177	R$ 2,320		R$ 162	R$ 7,098	R$ 2,603				R$ 9,701
Balance beginning (in Shares) at Dec. 31, 2019	4,421
Other comprehensive income
Net income for the year					1,398		1,398	158				1,556
Foreign exchange rate variation of foreign investments						(233)	(233)	591				358
Equity on other comprehensive income						1,945	1,945	15				1,960
Comprehensive income for the year					1,398	1,712	3,110	764				3,874
Capitalization credits – Spin-off							140					140
Capitalization credits – Spin-off (in Shares)	140
Capital increase – Bellamar							769					769
Capital increase – Bellamar (in Shares)	769
Capital increase – assets and liabilities indemnity							127					127
Capital increase – assets and liabilities indemnity (in Shares)	127
Corporate restructuring		(19)	(30)	(2,866)		(1,874)	(10,504)	(3,116)				(13,620)
Corporate restructuring (in Shares)	(5,715)
Transactions with non-controlling shareholders				(22)			(22)					(22)
Valorization PUT subsidiary Disco								(102)				(102)
Hyperinflationary economy effect								5				5
Others								(11)				(11)
Non-cash capital contribution							369					369
Non-cash capital contribution (in Shares)	369
Capital contribution							650					650
Capital contribution (in Shares)	650
Stock options granted		5					5					5
Interest on own capital				(310)			(310)					(310)
Dividends				(85)			(85)	(143)				(228)
Legal reserve			5		(5)
Profit reserve				1,393	(1,393)
Balance ending at Dec. 31, 2020		4	152	R$ 430			R$ 1,347			R$ 430		1,347
Balance ending (in Shares) at Dec. 31, 2020	761
Other comprehensive income
Net income for the year					1,610							1,610
Fair value of receivables						(1)						(1)
Comprehensive income for the year					1,610	(1)						1,609
Capital contribution												27
Capital contribution (in Shares)	27
Stock options granted		14										14
Interest on own capital					(63)							(63)
Dividends					(168)							(168)
Tax incentive reserve					(279)				709	(430)		709
Legal reserve			5		(5)
Profit reserve					(1,095)					1,095
Balance ending at Dec. 31, 2021		18	157			(1)			709	1,095		R$ 2,766
Balance ending (in Shares) at Dec. 31, 2021	788											931,000
Other comprehensive income
Net income for the year					1,220							R$ 1,220
Fair value of receivables						(2)						(2)
Income tax effect						1						1
Comprehensive income for the year					1,220	(1)						1,219
Capital contribution												11
Capital contribution (in Shares)	11
Capital increase – reserve capitalization (note 20.1)										(464)
Capital increase – reserve capitalization (note 20.1) (in Shares)	464
Stock options granted		18										18
Interest on own capital					(50)							(50)
Dividends					(68)							(68)
Tax incentive reserve					(753)				753			753
Expansion reserve (note 20.5)										(632)	632
Legal reserve			23		(23)
Profit reserve					(326)					326
Balance ending at Dec. 31, 2022		R$ 36	R$ 180			R$ (2)			R$ 1,462	R$ 325	R$ 632	R$ 3,896
Balance ending (in Shares) at Dec. 31, 2022	1,263											525,000